UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Amendment No.1

To

FORM SPDSCL-HFCAA-GOV

ZW Data Action Technologies Inc.

(Exact name of registrant as specified in charter)

Nevada	001-34647	20-4672080
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

Room 1811,Xinghuo Keji Plaza, No. 2 Fufeng Road, Fengtai District, Beijing, China 100070

(Address of principal executive offices and zip code)

+86 (10) 6084-6616

(Registrant’s telephone number, including area code)

N/A

(Former name or former address, if changed since last report)

Securities registered pursuant to Section 12(b) of the Act: None

Title of each class	Trading Symbol	Name of each exchange on which registered
Common Stock, par value $0.001 per share	CNET	The Nasdaq Stock Market LLC

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter)

Emerging growth company ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

ZW Data Action Technologies Inc. (the “Company”) is submitting to the U.S. Securities and Exchange Commission (the “SEC”) the following information as required under Item 9C(a) of Form 10-K in relation to the Holding Foreign Companies Accountable Act:

On May 13, 2022, the Company was conclusively identified by the SEC as a Commission-Identified Issuer pursuant to the Holding Foreign Companies Accountable Act (the “HFCAA”) because the Company has filed an annual report for the fiscal year ended December 31, 2021 containing an audit report issued by Centurion ZD CPA &Co. (“Centurion”). Centurion is a Hong Kong-based public accounting firm previously deemed to be inaccessible for complete inspection by the PCAOB due to an authority's position in the foreign jurisdiction. However, in August 2022, the PCAOB took a significant step toward inspecting and investigating registered public accounting firms in mainland China and Hong Kong by signing a Statement of Protocol with the CSRC and the Ministry of Finance of the People's Republic of China.

In December 2022, the PCAOB announced that it had obtained complete access to inspect and investigate registered public accounting firms in mainland China and Hong Kong. It also confirmed that, until new determinations are issued by the PCAOB, no Commission-Identified Issuers, including the Company, are at risk of trading prohibition under the HFCAA.

We have no awareness or belief that any governmental entity in the foreign jurisdiction of incorporation or organization owns shares of our capital stock. Similarly, no official from the Chinese government or Hong Kong Special Administrative Region serves as a board member or officer within our Company or its operating subsidiaries. Our amended articles of incorporation do not contain any provisions known to include charter or charter provisions of the Chinese Communist Party. In addition to public filings and material contracts, the Company reviewed its shareholders’ list. As of the date hereof, there are four shareholders, each of whom beneficially owns more than 5% of the Company’s common stock (as determined pursuant to Rule 13d-3 under the Exchange Act). To the Company’s knowledge, none of these shareholders is a representative of any government entity in China or Hong Kong, or an official of the Chinese Communist Party. In addition, the Company reviewed the business experiences of the directors, officers and senior management of the Company currently consisting of: Handong Cheng, Chief Executive Officer, Acting Chief Financial Officer and Chairman of Board of Directors (the “Board”); George Kai Chu, Director; Pau Chung Ho, Independent Non-Executive Director; Zhiqing Chen, Independent Non-Executive Director; Chang Qiu, Independent Non-Executive Director. None of these persons is a representative of any government entity in China or Hong Kong, and, to the knowledge of the Company none of these persons is an official of the Chinese Communist Party. Based on the absence of a Schedule 13D or 13G filing by any such governmental entity, the lack of material contracts with foreign governmental parties, and the absence of foreign government representation on our Board, we have determined that no governmental entity in mainland China or Hong Kong has the power to direct or control our management, policies, or possess a controlling financial interest. The Company did not rely upon any legal opinions or third party certifications such as affidavits as the basis of its submission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 21, 2023	By: /s/ Handong Cheng
Name: Handong Cheng
Title: Chief Executive Officer